Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment [Abstract]
Net appreciation in fair value of investments	$ 226,155,342
Interest	97,751
Dividends	9,243,698
Net investment income	235,496,791
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash [Abstract]
Employer contributions	29,143,353
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution [Abstract]
Participant contributions	60,925,889
Rollovers	1,767,766
Total contributions	91,837,008
Interest income on notes receivable from participants	2,163,613
Total additions	329,497,412
EBP, Change in Net Asset Available for Benefit, Decrease [Abstract]
Benefits paid to participants	131,975,931
Administrative expenses	1,303,118
Total deductions	133,279,049
INCREASE IN NET ASSETS	196,218,363
Net assets available for benefits, beginning of year	1,495,607,941
Net assets available for benefits, end of year	$ 1,691,826,304